Useful Lives of Premises and Equipment (Detail)	12 Months Ended
Mar. 31, 2012 Year
Buildings
Property, Plant, and Equipment Disclosure [Line Items]
Years, minimum	2
Years, maximum	50
Equipment and furniture
Property, Plant, and Equipment Disclosure [Line Items]
Years, minimum	2
Years, maximum	20
Leasehold improvements
Property, Plant, and Equipment Disclosure [Line Items]
Years, minimum	2
Years, maximum	50